Reportable Segments And Geographical Information (Schedule Of Total Revenues From External Customers By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 793,831		$ 689,451		$ 583,115
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	499,162		429,889		365,817
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	196,640	[1]	182,805	[1]	150,373	[1]
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 98,029	[2]	$ 76,757	[2]	$ 66,925	[2]

[1]	Includes Europe, the Middle East (including Israel) and Africa.
[2]	Includes Asia Pacific.